Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,000.00
Previously Paid Amount	1.66
Total Fee Amount	1.66
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 12,000.00
Final Prospectus	true